UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4000

Summit Mutual Funds, Inc.
(Exact name of registrant as specified in charter)

1876 Waycross Road, Cincinnati, Ohio 45240
(Address of principal executive offices) (Zip code)

John F. Labmeier, Esq.
The Union Central Life Insurance Company
P.O. Box 40888
Cincinnati, Ohio 45240
(Name and address of agent for service)

(513) 595-2600
Registrant's telephone number, including area code

Date of fiscal year end: September 30, 2006

Date of reporting period: June 30, 2006

Item 1. Schedule of Investments.

Schedule of Investments
June 30, 2006 (Unaudited)
Summit Nasdaq-100 Index Fund

	Shares	Value
COMMON STOCKS - 93.9%
Consumer Discretionary - 17.8%
Amazon.Com, Inc. (a)	3,135	$121,262
Apollo Group, Inc. (a)	2,031	104,942
Bed Bath & Beyond, Inc. (a)	4,327	143,527
Comcast Corp. (a)	10,839	354,869
Discovery Holding Co. - Class A (a)	2,703	39,545
eBay, Inc. (a)	11,939	349,693
EchoStar Communications Corp. - Class A (a)	2,421	74,591
Expedia, Inc. (a)	3,892	58,263
Garmin Ltd.	1,152	121,467
IAC/InterActiveCorp (a)	3,801	100,688
Lamar Advertising Co. (a)	981	52,837
Liberty Global, Inc. (a)	2,498	53,707
NTL, Inc.	3,492	86,951
PETsMART, Inc.	1,623	41,549
Ross Stores, Inc.	1,608	45,104
Sears Holdings Corporation (a)	1,861	288,157
Sirius Satellite Radio, Inc. (a)	17,125	81,344
Staples, Inc.	5,593	136,022
Starbucks Corp. (a)	12,143	458,520
Urban Outfitters, Inc. (a)	1,954	34,175
Wynn Resorts Ltd. (a)	1,233	90,379
XM Satellite Radio Holdings, Inc. - Class A (a)	3,027	44,345
		2,881,937
Consumer Staples - 1.6%
Costco Wholesale Corp.	2,852	162,935
Whole Foods Market, Inc.	1,506	97,348
		260,283
Energy - 0.3%
Patterson-UTI Energy, Inc.	1,982	56,111
Health Care - 13.4%
Amgen, Inc. (a)	6,252	407,818
Amylin Pharmaceuticals, Inc. (a)	1,355	66,896
Biogen Idec, Inc. (a)	4,202	194,679
Biomet, Inc.	3,801	118,933
Celgene Corp. (a)	3,901	185,025
DENTSPLY International, Inc.	857	51,934
Express Scripts, Inc. (a)	1,473	105,673
Genzyme Corp. (a)	3,694	225,519
Gilead Sciences, Inc. (a)	5,137	303,905
Intuitive Surgical, Inc. (a)	400	47,188
Lincare Holdings, Inc. (a)	1,069	40,451
MedImmune, Inc. (a)	3,014	81,679
Patterson Companies, Inc. (a)	1,496	52,255
Sepracor, Inc. (a)	1,167	66,682
Teva Pharmaceutical Industries Ltd. - ADR	7,184	226,943
		2,175,580
Industrials - 4.6%
American Power Conversion Corp.	2,240	43,657
C.H. Robinson Worldwide, Inc.	1,939	103,349
Cintas Corp.	2,303	91,567

Expeditors International Washington, Inc.	2,390	133,864
Fastenal Co.	1,641	66,116
Joy Global, Inc.	1,280	66,675
Monster Worldwide, Inc. (a)	1,527	65,142
Paccar, Inc.	2,155	177,529
		747,899
Information Technology - 55.0%
Activision, Inc. (a)	2,775	31,579
Adobe Systems, Inc. (a)	6,716	203,898
Akamai Technologies, Inc. (a)	1,680	60,799
Altera Corp. (a)	5,801	101,808
Apple Computer, Inc. (a)	13,523	772,434
Applied Materials, Inc.	9,204	149,841
ATI Technologies, Inc. (a)	2,833	41,362
Autodesk, Inc. (a)	2,742	94,489
BEA Systems, Inc. (a)	4,112	53,826
Broadcom Corp. (a)	4,852	145,803
Cadence Design Systems, Inc. (a)	3,375	57,881
CDW Corp.	953	52,081
Check Point Software Technologies (a)	2,786	48,978
CheckFree Corp. (a)	982	48,668
Cisco Systems, Inc. (a)	24,837	485,067
Citrix Systems, Inc. (a)	2,465	98,945
Cognizant Technology Solutions Corp. (a)	1,531	103,143
Comverse Technology, Inc. (a)	2,389	47,231
Dell, Inc. (a)	9,581	233,872
Electronic Arts, Inc. (a)	3,432	147,713
Fiserv, Inc. (a)	2,505	113,627
Flextronics International Ltd. (a)	6,994	74,276
Google, Inc. - Class A (a)	1,481	621,028
Intel Corp.	23,195	439,545
Intuit, Inc. (a)	2,538	153,270
JDS Uniphase Corp. (a)	21,856	55,296
Juniper Networks, Inc. (a)	4,216	67,414
KLA-Tencor Corp.	2,748	114,234
Lam Research Corp. (a)	1,615	75,291
Linear Technology Corp.	4,646	155,595
Marvell Technology Group Ltd. (a)	3,176	140,792
Maxim Integrated Products, Inc.	5,114	164,211
Microchip Technology, Inc.	2,018	67,704
Microsoft Corp.	39,925	930,252
Network Appliance, Inc. (a)	4,403	155,426
NVIDIA Corp. (a)	3,945	83,989
Oracle Corp. (a)	25,325	366,959
Paychex, Inc.	4,127	160,870
QUALCOMM, Inc.	23,010	922,011
Red Hat, Inc. (a)	2,058	48,157
Research In Motion Ltd. (a)	2,037	142,121
SanDisk Corp. (a)	2,052	104,611
Sun Microsystems, Inc. (a)	16,827	69,832
Symantec Corp. (a)	12,415	192,929
Telefonaktiebolaget LM Ericsson - ADR	1,245	41,135
Tellabs, Inc. (a)	2,876	38,280
VeriSign, Inc. (a)	2,646	61,308
Xilinx, Inc.	5,263	119,207
Yahoo!, Inc. (a)	7,764	256,212
		8,915,000
Materials - 0.3%

Sigma-Aldrich Corp.	735	53,390
Telecommunication Services - 0.9%
Millicom International Cellular S.A. (a)	1,100	49,973
NII Holdings, Inc. (a)	1,669	94,098
		144,071
TOTAL COMMON STOCKS (Cost $12,628,895)		15,234,271
SHORT TERM INVESTMENTS (d) - 6.5%
Money Market Funds - 2.2%
Northern Institutional Diversified Assets Portfolio	359,950	359,950
	Principal
	Amount	Value
U.S. Treasury Bills - 4.3%
4.800%, 09/14/2006	$700,000	$693,273
TOTAL SHORT TERM INVESTMENTS (Cost $1,052,994)		1,053,223
Total Investments (Cost $13,681,889) (b) - 100.4%		16,287,494
Northern Institutional Liquid Asset Portfolio (c) - 8.2%		1,329,215
Liabilities in Excess of Other Assets - (8.6)%		(1,397,253)
TOTAL NET ASSETS - 100.0%		$16,219,456

ADR	American Depository Receipt
(a)	Non income producing security.
(b)	For federal income tax purposes, cost is $13,912,229 and gross unrealized appreciation and depreciation of securities as of June 30, 2006 was $3,974,431 and $(1,599,166) respectively, with a net appreciation / (depreciation) of $2,375,265.
(c)
This security was purchased with cash collateral held from securities lending. The market value of the securities on loan, the collateral purchased with cash, and the noncash collateral accepted is $1,691,375, $1,329,215, and $399,730, respectively.

(d)	Securities and other assets with an aggregate value of $1,018,560 have been segregated with the custodian or designated to cover margin requirements for the open futures contracts as of
June 30, 2006:
Unrealized
Appreciation/
	Type	Contracts	(Depreciation)
	Nasdaq-100 Index (09/06)	5	$ 25,710
	Nasdaq-100 Index Mini (09/06)	7	6,573

Schedule of Investments
June 30, 2006 (Unaudited)
Summit Everest Fund

	Shares	Value
COMMON STOCKS - 96.0%
Consumer Discretionary - 11.7%
CBS Corporation	47,274	$1,278,762
The Gap, Inc.	59,300	1,031,820
News Corp.	91,500	1,846,470
Sony Corp. - ADR	36,600	1,611,864
Time Warner, Inc.	109,600	1,896,080
Viacom, Inc. - Class B (a)	31,674	1,135,196
		8,800,192
Consumer Non-Cyclical - 3.2%
Anheuser-Busch Companies, Inc.	16,200	738,558
Unilever NV - ADR	75,900	1,711,545
		2,450,103
Energy - 12.7%
Baker Hughes, Inc.	9,800	802,130
ChevronTexaco Corp.	32,406	2,011,116
ConocoPhillips	29,654	1,943,227
Exxon Mobil Corp.	30,600	1,877,310
Nabors Industries Ltd. (a)	34,200	1,155,618
Royal Dutch Shell PLC - ADR	26,600	1,781,668
		9,571,069
Financials - 27.8%
AllianceBernstein Holding LP	22,000	1,345,080
Bank of America Corp.	39,792	1,913,995
The Bank of New York Co., Inc.	36,500	1,175,300
Berkshire Hathaway, Inc. (a)	245	745,535
Capital One Financial Corp.	15,500	1,324,475
Citigroup, Inc.	36,200	1,746,288
Equity Residential	11,000	492,030
Fifth Third Bancorp	42,300	1,562,985
Freddie Mac	19,100	1,088,891
Genworth Financial, Inc.	54,700	1,905,748
The Goldman Sachs Group, Inc.	2,900	436,247
H&R Block, Inc.	56,900	1,357,634
J.P. Morgan Chase & Co.	31,464	1,321,488
Morgan Stanley	25,900	1,637,139
New York Community Bancorp, Inc.	89,900	1,484,249
The St. Paul Travelers Companies, Inc.	31,300	1,395,354
		20,932,438
Health Care - 4.4%
GlaxoSmithKline PLC - ADR	21,200	1,182,960
Pfizer, Inc.	60,700	1,424,629
UnitedHealth Group, Inc.	15,900	712,002
		3,319,591
Industrials - 11.4%
Cendant Corporation	115,800	1,886,382
Deere & Co.	8,300	692,967
FedEx Corp.	7,600	888,136
General Electric Co.	53,500	1,763,360
Honeywell International, Inc.	41,900	1,688,570
Tyco International Ltd.	61,300	1,685,750
		8,605,165

Materials - 5.0%
The Dow Chemical Co.	32,800	1,280,184
EI Du Pont de Nemours & Co.	32,000	1,331,200
Phelps Dodge Corp.	14,400	1,183,104
		3,794,488
Technology - 7.9%
Cisco Systems, Inc. (a)	61,700	1,205,001
Intel Corp.	71,700	1,358,715
International Business Machines Corp.	16,000	1,229,120
Microsoft Corp.	65,100	1,516,830
Nokia Oyj - ADR	33,100	670,606
		5,980,272
Telecommunication Services - 6.7%
AT&T, Inc.	61,800	1,723,602
Citizens Communications Co.	100,200	1,307,610
Verizon Communications, Inc.	59,700	1,999,353
		5,030,565
Transportation - 1.6%
Honda Motor Co. Ltd. - ADR	38,800	1,234,616
Utilities - 3.6%
Dominion Resources, Inc.	26,400	1,974,456
Duke Energy Corporation	24,648	723,912
		2,698,368
TOTAL COMMON STOCKS (Cost $67,038,031)		72,416,867

SHORT TERM INVESTMENTS - 5.0%
Money Market Funds - 5.0%
Northern Institutional Diversified Assets Portfolio	3,742,709	3,742,709
TOTAL SHORT TERM INVESTMENTS (Cost $3,742,709)		3,742,709
Total Investments (Cost $70,780,740) (b) - 101.0%		76,159,576
Liabilities in Excess of Other Assets - (1.0)%		(775,051)
TOTAL NET ASSETS - 100.0%		$75,384,525

ADR	American Depository Receipt
(a)	Non income producing security.
(b)	For federal income tax purposes, cost is $70,780,740 and gross unrealized appreciation and depreciation of securities as of June 30, 2006 was $7,575,787 and $(2,196,951) respectively, with a net appreciation / (depreciation) of $5,378,836.

Schedule of Investments
June 30, 2006 (Unaudited)
Summit Bond Fund

	Shares	Value
COMMON STOCKS - 0.4%
Consumer Discretionary - 0.4%
Avado Brands, Inc. (a) (d) (h) (i)	4,803	$57,636
Intermet Corp. (a) (d) (h) (i)	4,772	67,671
New World Pasta Company (a) (d) (h) (i)	22,553	210,936
TOTAL COMMON STOCKS (Cost $504,147)		336,243
PREFERRED STOCKS - 0.8%
Consumer Discretionary - 0.4%
ION Media Networks, Inc. 14.25% Payment-in-Kind Dividend	245,915	373,745
Information Technology - 0.4%
Loral Skynet Corp. 12.00% Payment-in-Kind Dividend (a) (c)	1,875	371,250
TOTAL PREFERRED STOCKS (Cost $655,650)		744,995
	Principal
	Amount	Value
ASSET BACKED SECURITIES - 2.9%
America West Airlines, Inc.
Series 2001-1, 7.100%, 10/02/2022	$601,380	$619,422
Asset Backed Funding Certificates
Series 2005-AQ1, 5.240%, 11/25/2034	400,000	379,069
Centex Home Equity
Series 2001-B, 7.360%, 07/25/2032	177,774	177,119
Continental Airlines, Inc.
Series 2003-ERJ1, 7.875%, 01/02/2020	638,671	622,704
JET Equipment Trust
Series 1995-B, 7.630%, 02/15/2015 (c) (g)	519,500	394,820
Residential Asset Mortgage Products, Inc.
Series 2003-RZ3, 4.120%, 06/25/2033	500,000	480,750
TOTAL ASSET BACKED SECURITIES (Cost $2,779,643)		2,673,884
COLLATERALIZED MORTGAGE OBLIGATIONS - 19.3%
Banc of America Alternative Loan Trust
Series 2003-5, 5.000%, 07/25/2018	554,483	499,780
Series 2003-8, 4.750%, 10/25/2033	601,000	533,026
Banc of America Funding Corporation
Series 2004-4, 4.686%, 10/25/2019	274,071	250,322
Series 2003-2, 6.374%, 06/25/2032	621,761	615,436
Banc of America Mortgage Securities
Series 2003-10 Class 4A2, 5.000%, 01/25/2019	426,353	416,847
Series 2003-10 Class 3B4, 5.000%, 01/25/2019 (c)	87,080	75,346
Series 2004-3, 4.875%, 04/25/2019	176,192	159,991
Series 2004-7, 4.796%, 08/25/2019	378,361	350,128
Series 2005-6, 5.000%, 07/25/2020	379,951	358,810
Series 2003-5, 7.500%, 02/25/2031	409,050	418,889
Series 2003-8, 5.500%, 11/25/2033	190,583	189,114
Series 2004-4, 5.420%, 05/25/2034	1,039,944	951,679
Series 2004-6, 5.500%, 07/25/2034	769,962	750,780
Cendant Mortgage Corporation
Series 2002-11P, 5.517%, 12/25/2032 (c)	85,065	79,040
Chase Commercial Mortgage Securities Corp.
Series 97-2, 6.600%, 12/19/2029	1,982,000	2,002,401
Chase Mortgage Finance Corporation
Series 2002-S8, 5.461%, 08/25/2029 (c)	247,470	237,164
Citicorp Mortgage Securities, Inc.
Series 2003-10 A1, 4.500%, 11/25/2018	2,164,193	2,022,168
Series 2003-2 B4, 5.613%, 02/25/2033	1,403,722	1,229,206
Citigroup Mortgage Loan Trust, Inc.
Series 2005-5, 5.605%, 08/25/2035	299,840	271,347

CS First Boston Mortgage Securities Corp.
Series 2002-24, 6.250%, 09/25/2032	569,526	560,292
First Horizon Alternative Mortgage Securities
Series 2005-FA11, 5.730%, 02/25/2036	448,253	403,338
GMAC Mortgage Corp Loan Trust
Series 2003-J3, 5.000%, 05/25/2018 (c)	252,940	227,541
Series 2004-J1, 5.250%, 04/25/2034	400,376	394,160
MASTR Asset Securitization Trust
Series 2003-9, 5.500%, 10/25/2033	205,647	202,511
MASTR Seasoned Securities Trust
Series 2004-1, 6.239%, 08/25/2017	492,436	491,576
Series 2004-1, 6.500%, 08/25/2032	899,179	891,293
Morgan Stanley Mortgage Loan Trust
Series 2004-1, 5.170%, 11/25/2033	509,575	465,392
Residential Accredit Loans, Inc.
Series 2002-QS16, 5.750%, 10/25/2017	532,176	510,917
Residential Asset Securitization Trust
Series 2003-A12 Class B2, 5.000%, 11/25/2018	217,260	203,456
Series 2003-A12 Class B3, 5.000%, 11/25/2018	289,130	259,686
Residential Funding Mortgage Securities I
Series 2004-S3, 4.750%, 03/25/2019	305,053	276,110
Salomon Brothers Mortgage Securities VII
Series 2003-HYB1, 4.125%, 09/25/2033	481,115	461,447
Structured Asset Securities Corp.
Series 2003-20, 5.384%, 07/25/2033	681,005	628,315
Washington Mutual MSC Mortgage Pass-Through CTFS
Series 2003-MS6, 5.966%, 03/25/2033	647,843	615,825
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $18,559,942)		18,003,333
CORPORATE BONDS - 40.7%
Consumer Discretionary - 11.8%
Accuride Corp.
8.500%, 02/01/2015	375,000	360,000
Bally Total Fitness Holding Corp.
9.875%, 10/15/2007	375,000	368,437
Boyd Gaming Corp.
7.125%, 02/01/2016	186,000	179,722
Cadmus Communications Corp.
8.375%, 06/15/2014	187,000	185,130
Comcast Corp.
5.300%, 01/15/2014	250,000	235,209
Cox Communications, Inc.
5.450%, 12/15/2014	1,139,000	1,053,117
DaimlerChrysler North America Holding Corp.
6.500%, 11/15/2013	750,000	749,593
Ethan Allen Global, Inc.
5.375%, 10/01/2015	700,000	643,594
Grupo Televisa S.A.
6.625%, 03/18/2025	700,000	659,644
Harrah's Operating Company, Inc.
6.500%, 06/01/2016	770,000	750,276
Intcomex, Inc.
11.750%, 01/15/2011 (c)	375,000	372,187
MDC Holdings, Inc.
5.500%, 05/15/2013	350,000	319,483
MGM Mirage, Inc.
6.750%, 09/01/2012	375,000	360,937
Mohawk Industries, Inc.
6.125%, 01/15/2016	575,000	554,328
NVR, Inc.
5.000%, 06/15/2010	490,000	466,561
R.H. Donnelley Finance Corp. I
10.875%, 12/15/2012 (c)	187,000	205,233

R.H. Donnelley Corp.
6.875%, 01/15/2013 (c)	375,000	345,000
Station Casinos, Inc.
6.000%, 04/01/2012	188,000	176,015
TCI Communications, Inc.
8.750%, 08/01/2015	760,000	868,352
Technical Olympic USA, Inc.
9.000%, 07/01/2010	425,000	413,313
Time Warner, Inc.
6.875%, 05/01/2012	760,000	785,438
Viacom, Inc.
5.750%, 04/30/2011 (c)	750,000	736,664
6.875%, 04/30/2036 (c)	225,000	217,139
		11,005,372
Consumer Staples - 0.5%
Del Monte Corp.
6.750%, 02/15/2015	188,000	174,370
Land O'Lakes Capital Trust I
7.450%, 03/15/2028 (c)	375,000	292,500
		466,870
Energy - 4.2%
AES Corp.
9.375%, 09/15/2010	375,000	401,250
Chesapeake Energy Corp.
7.625%, 07/15/2013	500,000	503,125
6.625%, 01/15/2016	375,000	348,750
Energy Transfer Partners
5.950%, 02/01/2015	700,000	674,078
Newfield Exploration Co.
6.625%, 04/15/2016	375,000	353,437
Nexen, Inc.
5.875%, 03/10/2035	100,000	88,282
Northwest Pipeline Corp.
8.125%, 03/01/2010	187,000	194,480
Pemex Project Funding Master Trust
8.000%, 11/15/2011	750,000	792,750
SemGroup LP
8.750%, 11/15/2015 (c)	187,000	186,065
Tesoro Corp.
6.625%, 11/01/2015 (c)	187,000	177,182
Whiting Petroleum Corp.
7.250%, 05/01/2013	187,000	179,053
		3,898,452
Financials - 6.8%
Block Financial Corp.
5.125%, 10/30/2014	490,000	442,025
Bunge Limited Finance Corp.
7.800%, 10/15/2012	700,000	756,683
Ford Motor Credit Co.
5.700%, 01/15/2010	350,000	306,578
General Motors Acceptance Corp.
7.750%, 01/19/2010	375,000	373,066
Health Care REIT, Inc.
8.000%, 09/12/2012	750,000	807,186
Host Marriott LP
6.750%, 06/01/2016 (c)	375,000	357,657
Kinder Morgan Finance Corp.
5.700%, 01/05/2016	700,000	607,791
Nationwide Health Properties, Inc.
6.000%, 05/20/2015	700,000	669,807
North Front Pass-through Trust
5.810%, 12/15/2024 (b)(c)	1,050,000	998,280

Pen Holdings, Inc.
9.875%, 06/15/2008 (g)	187,000	114,070
USF&G Capital II
8.470%, 01/10/2027	760,000	798,576
Ventas Realty LP
7.125%, 06/01/2015	113,000	113,000
		6,344,719
Health Care - 1.1%
Beckman Coulter, Inc.
6.875%, 11/15/2011	700,000	726,470
Davita, Inc.
7.250%, 03/15/2015	94,000	90,240
Genesis Healthcare Corp.
8.000%, 10/15/2013	188,000	196,695
		1,013,405
Industrials - 2.9%
Ametek, Inc.
7.200%, 07/15/2008	750,000	762,947
DRS Technologies, Inc.
7.625%, 02/01/2018	93,000	92,535
Evergreen International Aviation, Inc.
12.000%, 05/15/2010	450,000	461,250
Plains All American Pipeline LP
4.750%, 08/15/2009	750,000	724,752
Teva Pharmaceutical Finance LLC
5.550%, 02/01/2016	700,000	656,491
		2,697,975
Manufacturing - 0.8%
Gannett Co., Inc.
5.750%, 06/01/2011	750,000	738,332
Materials - 5.0%
Boise Cascade LLC
7.943%, 10/15/2012 (b)	93,000	92,535
Canadian Oil Sands
5.800%, 08/15/2013 (c)	700,000	688,415
Eastman Chemical Company
6.300%, 11/15/2018	770,000	738,697
Falconbridge Ltd.
7.350%, 06/05/2012	375,000	390,619
Lubrizol Corp.
7.250%, 06/15/2025	700,000	715,205
Pactiv Corporation
8.125%, 06/15/2017	1,050,000	1,158,965
Temple Inland, Inc.
6.375%, 01/15/2016	750,000	741,019
Werner Holding Co., Inc.
10.000%, 11/15/2007 (d) (g)	375,000	95,625
		4,621,080
Telecommunication Services - 5.0%
America Movil S.A. de C.V.
5.500%, 03/01/2014	750,000	692,959
Citizens Communications Co.
6.250%, 01/15/2013	375,000	354,375
LCI International, Inc.
7.250%, 06/15/2007	188,000	187,530
Qwest Communications International Inc.
7.500%, 02/15/2014	375,000	365,625
Sprint Capital Corp.
6.900%, 05/01/2019	750,000	770,538
Telefonica Emisones SAU
6.421%, 06/20/2016	770,000	768,402
TELUS Corp.

8.000%, 06/01/2011	750,000	812,174
Verizon Florida, Inc.
6.125%, 01/15/2013	700,000	683,704
		4,635,307
Utilities - 2.6%
Calpine Corp.
9.875%, 12/01/2011 (c) (g)	375,000	349,688
Edison Mission Energy
7.500%, 06/15/2013 (c)	375,000	367,500
Kern River Funding Corp.
6.676%, 07/31/2016 (c)	118,284	122,323
Mirant Americas Generation LLC
9.125%, 05/01/2031	375,000	363,750
Nevada Power Co.
6.500%, 04/15/2012	94,000	93,498
NRG Energy, Inc.
7.375%, 02/01/2016	375,000	365,625
Sierra Pacific Power Co.
6.250%, 04/15/2012	94,000	92,385
TXU Corp.
5.550%, 11/15/2014	750,000	680,262
		2,435,031
TOTAL CORPORATE BONDS (Cost $39,158,079)		37,856,543
MORTGAGE BACKED SECURITIES - 17.1%
Fannie Mae
Pool #254340, 5.500%, 05/01/2012	386,083	382,937
Fannie Mae Pool
Pool #254190, 5.500%, 02/01/2009	672,896	666,015
Pool #254273, 5.000%, 03/01/2009	540,712	529,319
Pool #545015, 6.000%, 06/01/2016	509,945	511,794
Pool #727360, 5.500%, 08/01/2018	2,308,659	2,269,521
Pool #481582, 6.500%, 02/01/2029	158,116	159,738
Series 2002-48B, 6.500%, 10/25/2031	2,294,225	2,311,479
Freddie Mac
Series 2810, 5.500%, 06/15/2034	1,032,970	1,014,506
Freddie Mac (Gold) Pool
Pool #M8-0866, 5.000%, 11/01/2010	887,774	866,256
Pool #E9-1818, 5.000%, 10/01/2017	3,005,457	2,899,612
Pool #E9-6460, 5.000%, 05/01/2018	411,706	397,197
Pool #E9-9160, 4.500%, 09/01/2018	2,724,334	2,576,796
Pool #C7-6658, 5.000%, 02/01/2033	304,143	285,408
Ginnie Mae I Pool
Pool #446760X, 6.500%, 10/15/2028	248,665	252,510
Wells Fargo Mortgage Backed Securities Trust
Series 2005-4, 5.500%, 04/25/2035	887,609	787,811
TOTAL MORTGAGE BACKED SECURITIES (Cost $16,617,717)		15,910,899
U.S. TREASURY OBLIGATIONS - 15.6%
U.S. Treasury Bonds - 0.3%
5.250%, 02/15/2029	300,000	298,687
U.S. Treasury Notes - 15.3%
2.625%, 11/15/2006	2,200,000	2,178,774
3.125%, 01/31/2007	500,000	493,809
3.125%, 04/15/2009	3,400,000	3,224,954
3.875%, 07/15/2010	3,000,000	2,867,931
4.750%, 03/31/2011	4,000,000	3,939,844
5.000%, 08/15/2011	375,000	373,872
4.250%, 08/15/2015	450,000	421,049
4.500%, 11/15/2015	775,000	738,188
		14,238,421
TOTAL U.S. TREASURY OBLIGATIONS (Cost $14,900,708)		14,537,108
	Shares	Value
WARRANTS - 0.1%

Arcadia (d)	608	$0
New World Pasta Company - Class A (d) (i)	16,706	30,469
New World Pasta Company - Class B (d) (i)	18,562	21,093
TOTAL WARRANTS (Cost $0)		51,562
SHORT TERM INVESTMENTS - 1.8%
Money Market Funds - 0.8%
Northern Institutional Diversified Assets Portfolio	798,172	798,172
	Principal
	Amount	Value
Floating Rate Note - 1.0%
Axa
5.130%, 02/06/2049	$1,050,000	$903,000
TOTAL SHORT TERM INVESTMENTS (Cost $1,743,172)		1,701,172
Total Investments (Cost $94,919,058) (e) - 98.7%		91,815,739
Northern Institutional Liquid Asset Portfolio (f) - 22.7%		21,082,290
Liabilities in Excess of Other Assets - (21.4)%		(19,869,515)
TOTAL NET ASSETS - 100.0%		$93,028,514

(a)	Non income producing security.
(b)	Variable rate security.
(c)	Security is exempt from registration under Rule 144(a) of the Securities Act of 1933. It may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.
(d)	Security is considered illiquid. The aggregate value of such securities is $483,430 or 0.5% of total net assets.
in transactions that are exempt from registration, normally to qualified institutional buyers.
(e)	For federal income tax purposes, cost is $94,919,058 and gross unrealized appreciation and depreciation of securities as of June 30, 2006 was $732,191 and $(3,835,510) respectively, with a net appreciation / (depreciation) of $(3,103,319).
(f)	This security was purchased with cash collateral held from securities lending. The market value of the securities on loan, the collateral purchased with cash, and the noncash collateral accepted is $24,585,801, $21,082,290, and $3,897,321, respectively.
(g)	Security in default.
(h)	Represent restricted private placement shares.
(i)	Valued in good faith under procedures adopted by the Board of Directors.

Schedule of Investments
June 30, 2006 (Unaudited)
Summit Short-term Government Fund

	Principal
	Amount	Value
MORTGAGE BACKED SECURITIES - 46.8%
Fannie Mae
Pool #254177, 5.000%, 12/01/2008	$171,238	$168,123
Pool #254187, 5.000%, 01/01/2009	351,909	345,508
Pool #254227, 5.000%, 02/01/2009	119,473	116,956
Pool #254340, 5.500%, 05/01/2012	278,838	276,565
Series 2003-122, 4.000%, 05/25/2016	1,000,000	977,086
Pool #546478, 7.000%, 12/01/2029	706,159	724,529
Fannie Mae Pool
Pool #576455, 6.498%, 03/01/2031	140,349	139,383
Pool #653686, 4.972%, 08/01/2032	702,580	702,279
Freddie Mac
Series 2770, 3.500%, 12/15/2009	367,717	365,051
Series 2742, 4.000%, 09/15/2012	835,322	824,399
Series 2791, 4.000%, 11/15/2015	54,519	54,413
Series 2639, 4.000%, 10/15/2016	1,575,040	1,505,184
Series 2858, 4.000%, 03/15/2020	475,330	468,586
Series 2534, 5.599%, 09/15/2030	214,151	214,227
Series 2550, 5.549%, 11/15/2032	768,794	775,604
Series 2877, 5.599%, 10/15/2034	812,374	807,219
Series 2950, 5.499%, 03/15/2035	1,716,733	1,714,633
Series 3003, 5.449%, 07/15/2035	2,745,072	2,735,136
Freddie Mac (Gold) Pool
Pool #M9-0805, 4.500%, 04/01/2008	238,417	232,716
Pool #E9-6460, 5.000%, 05/01/2018	384,259	370,717
Ginnie Mae
Pool #034862X, 9.500%, 09/15/2009	2,939	3,056
TOTAL MORTGAGE BACKED SECURITIES (Cost $13,669,340)		13,521,370
U.S. GOVERNMENT AGENCY ISSUES - 6.7%
Federal Home Loan Bank
3.700%, 12/24/2007	2,000,000	1,949,090
TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $2,000,000)		1,949,090
U.S. TREASURY OBLIGATIONS - 44.0%
U.S. Treasury Notes - 44.0%
2.375%, 08/15/2006	2,000,000	1,993,906
2.875%, 11/30/2006	2,000,000	1,980,624
3.375%, 02/28/2007	3,000,000	2,962,851
3.875%, 07/31/2007	2,000,000	1,971,094
3.625%, 01/15/2008	1,870,350	1,902,498
3.000%, 02/15/2009	2,000,000	1,895,938
TOTAL U.S. TREASURY OBLIGATIONS (Cost $12,892,449)		12,706,911
	Shares	Value
SHORT TERM INVESTMENTS - 2.2%
Money Markets Funds - 2.2%
Northern Institutional Government Select Portfolio	632,568	$632,568
TOTAL SHORT TERM INVESTMENTS (Cost $632,568)		632,568
Total Investments (Cost $29,194,357) (a) - 99.7%		28,809,939
Northern Institutional Liquid Asset Portfolio (b) - 32.2%		9,289,345
Liabilities in Excess of Other Assets - (31.9)%		(9,208,722)
TOTAL NET ASSETS - 100.0%		$28,890,562

(a)	For federal income tax purposes, cost is $29,194,357 and gross unrealized appreciation and depreciation of securities as of June 30, 2006 was $7,068 and $(391,486) respectively, with a net appreciation / depreciation of $(384,418).
(b)	This security was purchased with cash collateral held from securities lending. The market value of the securities on loan, the collateral purchased with cash, and the noncash collateral accepted is $11,079,180, $9,289,345, and $1,991,031, respectively.

Schedule of Investments
June 30, 2006 (Unaudited)
Summit High Yield Bond Fund

	Shares	Value
COMMON STOCKS - 6.4%
Consumer Discretionary - 2.6%
Avado Brands, Inc. (a) (d) (h) (i)	9,462	$113,544
Intermet Corp. (a) (d) (h) (i)	6,346	89,986
New World Pasta Company (a) (d) (h) (i)	30,070	281,242
		484,772
Energy - 1.0%
International Coal Group, Inc. (a)	25,000	179,750
Financials - 2.3%
Conseco, Inc. (a)	10,000	231,000
Northern Offshore Ltd. (a) (d) (i)	60,000	186,000
		417,000
Materials - 0.5%
Simonds Industries, Inc. (a) (d) (h) (i)	2,746	81,831
TOTAL COMMON STOCKS (Cost $2,434,662)		1,163,353
PREFERRED STOCKS - 5.8%
Consumer Discretionary- 3.1%
ION Media Networks, Inc. 14.25% Payment-in-Kind Dividend	284,723	566,281
Information Technology - 2.7%
Loral Skynet Corp. 12.00% Payment-in-Kind Dividend (a) (c)	2,500	495,000
TOTAL PREFERRED STOCKS (Cost $926,875)		1,061,281
	Principal
	Amount	Value
ASSET BACKED SECURITIES - 2.5%
Atlas Air, Inc.
Series 1998-1, 7.380%, 07/02/2019	$70,487	$69,958
JET Equipment Trust
Series 1995-B, 7.630%, 02/15/2015 (c) (g)	519,500	394,820
TOTAL ASSET BACKED SECURITIES (Cost $498,987)		464,778
CORPORATE BONDS - 76.6%
Consumer Discretionary - 19.1%
Bally Total Fitness Holding Corp.
9.875%, 10/15/2007	500,000	491,250
Boyd Gaming Corp.
7.125%, 02/01/2016	250,000	241,562
Cadmus Communications Corp.
8.375%, 06/15/2014	250,000	247,500
Intcomex, Inc.
11.750%, 01/15/2011 (c)	500,000	496,250
MGM Mirage, Inc.
6.750%, 09/01/2012	500,000	481,250
R.H. Donnelley Finance Corp. I
10.875%, 12/15/2012 (c)	250,000	274,375
R.H. Donnelley Corp.
6.875%, 01/15/2013 (c)	500,000	460,000
Station Casinos, Inc.
6.000%, 04/01/2012	250,000	234,063
Technical Olympic USA, Inc.
9.000%, 07/01/2010	600,000	583,500
		3,509,750
Consumer Staples - 3.4%
Del Monte Corp.

6.750%, 02/15/2015	250,000	231,875
Land O'Lakes Capital Trust I
7.450%, 03/15/2028 (c)	500,000	390,000
		621,875
Energy - 17.5%
AES Corp.
9.375%, 09/15/2010	500,000	535,000
Chesapeake Energy Corporation
6.625%, 01/15/2016	500,000	465,000
Chesapeake Energy Corp.
7.625%, 07/15/2013	750,000	754,687
Newfield Exploration Co.
6.625%, 04/15/2016	500,000	471,250
Northwest Pipeline Corp.
8.125%, 03/01/2010	250,000	260,000
SemGroup LP
8.750%, 11/15/2015 (c)	250,000	248,750
Tesoro Corp.
6.625%, 11/01/2015 (c)	250,000	236,875
Whiting Petroleum Corp.
7.250%, 05/01/2013	250,000	239,375
		3,210,937
Financials - 6.9%
General Motors Acceptance Corp.
7.750%, 01/19/2010	500,000	497,422
Host Marriott LP
6.750%, 06/01/2016 (c)	500,000	476,875
Pen Holdings, Inc.
9.875%, 06/15/2008 (d) (g)	250,000	152,500
Ventas Realty LP
7.125%, 06/01/2015	150,000	150,000
		1,276,797
Health Care - 2.1%
Davita, Inc.
7.250%, 03/15/2015	125,000	120,000
Genesis Healthcare Corp.
8.000%, 10/15/2013	250,000	261,563
		381,563
Industrials - 6.8%
Corrections Corporation of America
7.500%, 05/01/2011	500,000	503,750
DRS Technologies, Inc.
7.625%, 02/01/2018	125,000	124,375
Evergreen International Aviation, Inc.
12.000%, 05/15/2010	600,000	615,000
		1,243,125
Materials - 2.3%
Boise Cascade LLC
7.943%, 10/15/2012 (b)	125,000	124,375
Huntsman LLC
11.625%, 10/15/2010	130,000	143,650
Lyondell Chemical Co.
9.500%, 12/15/2008	21,000	21,577
Werner Holding Co., Inc.
10.000%, 11/15/2007 (d) (g)	500,000	127,500
		417,102
Telecommunication Services - 6.6%
Citizens Communications Co.

6.250%, 01/15/2013	500,000	472,500
LCI International, Inc.
7.250%, 06/15/2007	250,000	249,375
Qwest Communications International, Inc.
7.500%, 02/15/2014	500,000	487,500
		1,209,375
Utilities - 11.9%
Calpine Corp.
9.875%, 12/01/2011 (c) (g)	500,000	466,250
Edison Mission Energy
7.500%, 06/15/2013 (c)	500,000	490,000
Mirant Americas Generation LLC
9.125%, 05/01/2031	500,000	485,000
Nevada Power Co.
6.500%, 04/15/2012	125,000	124,332
NRG Energy, Inc.
7.375%, 02/01/2016	500,000	487,500
Sierra Pacific Power Co.
6.250%, 04/15/2012	125,000	122,853
		2,175,935
TOTAL CORPORATE BONDS (Cost $14,217,674)		14,046,459
	Shares	Value
WARRANTS - 0.4%
New World Pasta Company - Class A (d) (i)	22,274	$40,624
New World Pasta Company - Class B (d) (i)	24,749	28,124
TOTAL WARRANTS (Cost $0)		68,748
SHORT TERM INVESTMENTS - 6.6%
Money Market Funds - 6.6%
Northern Institutional Diversified Assets Portfolio	1,206,299	1,206,299
TOTAL SHORT TERM INVESTMENTS (Cost $1,206,299)		1,206,299
Total Investments (Cost $19,284,497) (e) - 98.3%		18,010,918
Northern Institutional Liquid Asset Portfolio (f) - 37.4%		6,861,085
Liabilities in Excess of Other Assets - (35.7)%		(6,539,134)
TOTAL NET ASSETS - 100.0%		$18,332,869

(a)	Non income producing security.
(b)	Variable rate security.
(c)	Security is exempt from registration under Rule 144(a) of the Securities Act of 1933. It may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.
(d)	Security is considered illiquid. The aggregate value of such securities is $1,101,351 or 6.0% of total net assets.
(e)	For federal income tax purposes, cost is $19,284,916 and gross unrealized appreciation and depreciation of securities as of June 30, 2006 was $707,159 and $(1,981,157) respectively, with a net appreciation / (depreciation) of $(1,273,998).
(f)	This security was purchased with cash collateral held from securities lending. The market value of the securities on loan, the collateral purchased with cash, and the noncash collateral accepted is $7,236,813, $6,861,085, and
$532,493, respectively.
(g)	Security in default.
(h)	Represent restricted private placement shares.
(i)	Valued in good faith under procedures adopted by the Board of Directors.

Schedule of Investments
June 30, 2006 (Unaudited)
Summit Money Market Fund

	Principal
	Amount	Value
CERTIFICATE OF DEPOSIT - 18.1%
Alliance & Leicester PLC
4.150%, 09/05/2006	$3,000,000	$2,996,522
Banco Bilbao Vizcaya Argentina
4.980%, 09/01/2006	1,000,000	999,937
Bank of Nova Scotia
5.310%, 08/08/2006	5,500,000	5,500,000
Bank of Tokyo-Mitsubishi
5.300%, 08/08/2006	1,000,000	1,000,000
Credit Argicole Indosuez
4.750%, 10/24/2006	1,000,000	1,000,000
HBOS Treasury Services PLC
3.800%, 07/10/2006	1,500,000	1,500,000
Natexis Banque Popularies
5.000%, 02/08/2007	1,300,000	1,300,000
Norinchukin Bank
5.320%, 08/08/2006	5,500,000	5,500,000
Wells Fargo
5.200%, 07/07/2006	2,000,000	2,000,000
TOTAL CERTIFICATE OF DEPOSIT (Cost $21,796,458)		21,796,459
COMMERCIAL PAPER - 47.6%
AB Spin Tab
5.420%, 09/29/2006 (a)	3,600,000	3,551,220
Apreco, LLC
5.370%, 07/03/2006	5,900,000	5,898,240
BMW US Capital Corp.
5.260%, 07/03/2006	5,900,000	5,898,269
Cancara Asset Securities Ltd.
5.300%, 07/03/2006	5,800,000	5,798,292
Giro Funding Corp.
5.325%, 08/04/2006 (a)	6,000,000	5,969,825
Greyhawk Funding
5.050%, 07/05/2006 (a)	5,500,000	5,496,914
KBC Financial Products International Ltd.
5.340%, 07/03/2006	3,600,000	3,598,932
Merrill Lynch & Co.
5.280%, 07/05/2006	4,800,000	4,797,163
Natexis US Finance
4.650%, 07/24/2006 (a)	2,000,000	1,994,058
Total Finance Elf Capital
5.280%, 07/03/2006	5,800,000	5,798,299
Unicredito Delaware
4.950%, 07/06/2006 (a)	3,000,000	2,997,937
Verizon Communications, Inc.
5.300%, 07/10/2006 (a)	1,000,000	998,675
5.420%, 08/07/2006	4,500,000	4,474,932
TOTAL COMMERCIAL PAPER (Cost $57,272,757)		57,272,756
CORPORATE BONDS - 7.9%
American Express Credit
5.110%, 01/12/2007	1,000,000	999,944
BNP Paribas Bank

5.051%, 10/26/2010	1,000,000	1,000,000
CIT Group Holdings, Inc.
7.375%, 04/02/2007	1,500,000	1,521,693
CIT Group, Inc.
5.370%, 02/15/2007	2,000,000	2,002,491
DNB Nor Bank
5.313%, 05/25/2011	3,000,000	3,000,000
Steers Mercury
5.355%, 05/29/2007	1,000,000	1,000,000
TOTAL CORPORATE BONDS (Cost $9,524,128)		9,524,128
EURO TIME DEPOSIT - 4.9%
Societe Generale
5.313%, 07/03/2006	5,900,000	5,900,000
TOTAL EURO TIME DEPOSIT (Cost $5,900,000)		5,900,000
FLOATING RATE NOTES - 20.8%
American Honda Finance
5.208%, 01/16/2007	2,000,000	2,001,707
Bear Stearns Co., Inc.
5.383%, 10/18/2006	2,000,000	2,000,000
Canadian Imperial Bank of Commerce
5.331%, 12/04/2006	2,000,000	2,000,592
Credit Suisse First Boston
5.430%, 09/26/2006	3,000,000	3,000,000
Goldman Sachs Group
5.453%, 11/10/2006	3,000,000	3,000,000
5.433%, 03/20/2007	2,000,000	2,000,000
IBM Corp.
5.135%, 12/08/2010	1,000,000	999,929
M&I Marshall & Ilsley Bank
5.179%, 12/15/2011	1,000,000	1,000,000
Skandinaviska Enskilda Banken
5.242%, 07/16/2010	3,000,000	3,000,000
Tango Finance Corp.
5.168%, 09/18/2006	5,000,000	4,999,971
Unicredito Italiano Bank Ireland
5.160%, 03/09/2011	1,000,000	1,000,000
TOTAL FLOATING RATE NOTES (Cost $25,002,199)		25,002,199
MEDIUM TERM NOTES - 0.8%
Five Finance, Inc.
5.700%, 07/03/2007	1,000,000	1,000,000
TOTAL MEDIUM TERM NOTES (Cost $1,000,000)		1,000,000
U.S. GOVERNMENT AGENCY ISSUES - 5.2%
Fannie Mae
4.030%, 07/21/2006	1,000,000	1,000,000
4.000%, 08/08/2006	1,000,000	1,000,000
Freddie Mac
5.350%, 05/25/2007	3,250,000	3,250,000
5.500%, 07/03/2007	1,000,000	1,000,000
TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $6,250,000)		6,250,000
	Shares	Value
MONEY MARKET FUNDS - 0.0%
Northern Institutional Diversified Assets Portfolio	3,500	$3,500
TOTAL MONEY MARKET FUNDS (Cost $3,500)		3,500
Total Investments (Cost $126,749,042) - 105.3%		126,749,042
Liabilities in Excess of Other Assets - (5.3)%		(6,364,042)
TOTAL NET ASSETS - 100.0%		$120,385,000

(a)	Security is exempt from registration under Rule 144(a) of the Securities Act of 1933. It may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid in accordance with procedures adopted by the Fund's Board for 4(2) paper that requires each security to be rated in one of the two highest rating categories by at least two nationally recognized rating organizations ("NRSO"), or if one NRSO rates the security, by that NRSO.

For certain federal income tax information, as well as other information regarding securities valuation and other significant accounting policies, please refer to the footnotes to the Funds’ most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Controller have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Certifications as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Summit Mutual Funds, Inc.

By: /s/ Steven R. Sutermeister
                             Steven R. Sutermeister
                             President and Chief Executive Officer

Date: August 29, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Steven R. Sutermeister
                             Steven R. Sutermeister
                             President and Chief Executive Officer

Date: August 29, 2006

By: /s/ Thomas G. Knipper
                             Thomas G. Knipper
                             Vice President, Controller, and Chief Compliance Officer

Date: August 29, 2006